Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Cash and short-term investments	$ 175,953	$ 180,881	$ 133,963
Short-term investments	51,590	36,729
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and short-term investments	175,953	180,881
Short-term investments	51,590	36,729
Trade receivables	51,952	44,960
Royalty receivable	60	20
Employee Loans Receivable	$ 491	$ 1,048